BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 ARS ($)		Dec. 31, 2022 ARS ($)		Dec. 31, 2021 ARS ($)	Dec. 31, 2023 USD ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member		$ 1,575,206		$ 1,329,757		$ 1,267,099
Balances and transactions with related parties [Abstract]
Accounts receivable		6,690,255		4,143,189
Accounts payable		21,158,062		15,368,513
Financial assets at fair value through profit or loss		217,537,319		122,350,911
Costs [Abstract]
Gas purchase and others		16,522,448		18,143,329		17,526,586
Compensation for technical assistance		6,078,353		9,551,489		13,235,940
Revenue for administrative services		219		504		863
Financial Results [Abstract]
Interest expense		917,514		1,191,598		1,769,776
Interest gain / Gain / (loss) on fair value		6,810,283		300,222		1,507,468
Selling expenses	[1]	141,456		96,720		7,091
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		4,250,960		5,511,857		6,252,624
Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		8,605,778		11,158,452		15,558,595
Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		17,887,482		12,595,375		7,619,918
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		38,298		61,332
Accounts payable		55,682		54,553
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		700,506		929,764		902,338
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.) [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		15,558		13,372
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		6,810,283		300,222		1,507,468
Selling expenses	[1]	0		0		0
CT Barragan S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CT Barragan S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		59,891		54,369		83,018
CT Barragan S.A. [Member] | Private Debt Bonds with Related Parties [Member]
Balances and transactions with related parties [Abstract]
Financial assets at fair value through profit or loss		$ 9,982,891		8,005,655
Accrue annual rate		4.00%					4.00%
SACDE [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		$ 11,044		6,935
Accounts payable		4,040,743		0
Costs [Abstract]
Gas purchase and others		0		0
Compensation for technical assistance		0		0
Revenue for administrative services		0		0
Financial Results [Abstract]
Interest expense		0		0
Interest gain / Gain / (loss) on fair value		0		0
Selling expenses	[1]	0		0
Other receivables		41,077,629		10,335,414
SACDE [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
SACDE [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0
SACDE [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		53,269		22,431
Transener S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		61		94
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Transener S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Transener S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		593		1,299		2,183
Fundacion TGS [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	141,456		96,720		7,091
Fundacion TGS [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Fundacion TGS [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Oleoductos del Valle S.A. [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		6,146		0
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0				0
Compensation for technical assistance		0				0
Revenue for administrative services		0				0
Financial Results [Abstract]
Interest expense		0				0
Interest gain / Gain / (loss) on fair value		0				0
Selling expenses	[1]	0				0
Oleoductos del Valle S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		89,665				160,506
Oleoductos del Valle S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				0
Oleoductos del Valle S.A. [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0				168,478
Link [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		17,459		14,583
Accounts payable		0		0
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
Link [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		141,201		145,583		0
TGU [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		0
Accounts payable		128,683		87,814
Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable	[2]	6,601,689		4,046,758
Accounts payable		16,932,954	[2]	15,226,146	[2]		$ 0.5
Financial lease		14,747,577		13,272,864
Costs [Abstract]
Gas purchase and others		16,522,448		18,143,329		17,526,586
Compensation for technical assistance		6,078,353		9,551,489		13,235,940
Revenue for administrative services		0		0		0
Financial Results [Abstract]
Interest expense		917,514		1,191,598		1,769,776
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	$ 0		0		0
Pampa Energia [Member] | From 12/28/2019 to 12/27/2020 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.50%
Pampa Energia [Member] | From 12/28/2020 to 12/27/2021 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		6.00%
Pampa Energia [Member] | From 12/28/2021 to 12/27/2022 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.50%
Pampa Energia [Member] | From 12/28/2022 to 12/27/2023 [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		5.00%
Pampa Energia [Member] | From 12/28/2023 to 12/27/2024 and onwards [Member]
Technical, financial and operational assistance agreement [abstract]
Percentage of annual comprehensive income before results and income taxes		4.50%
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		$ 3,460,789		4,582,093		5,189,780
Pampa Energia [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		8,605,778		11,158,452		15,558,595
Pampa Energia [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		17,632,528		12,371,693		7,366,239
CIESA [Member]
Costs [Abstract]
Gas purchase and others		0		0		0
Compensation for technical assistance		0		0		0
Revenue for administrative services		219		504		863
Financial Results [Abstract]
Interest expense		0		0		0
Interest gain / Gain / (loss) on fair value		0		0		0
Selling expenses	[1]	0		0		0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		0
CIESA [Member] | Midstream [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues		0		0		$ 0
CIESA [Member] | Pampa Energia [Member]
Balances and transactions with related parties [Abstract]
Accounts receivable		0		115
Accounts payable		$ 0		$ 0

[1]	Corresponds to donations expenses.
[2]	Accounts payable includes Ps. 14,747,577 and Ps. 13,272,864 corresponding to the financial leasing recorded as “Loans” as of December 31, 2023 and 2022, respectively.